Clipper Fund
March 31, 2024

CLIPPER FUNDSM
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (99.48%)
COMMUNICATION SERVICES – (15.71%)
Media & Entertainment – (15.71%)
Alphabet Inc., Class A *	475,570	$71,777,780
ASAC II L.P. *(a)(b)(c)	407,313	428,697
Meta Platforms, Inc., Class A	231,050	112,193,259
Total Communication Services		184,399,736
CONSUMER DISCRETIONARY – (11.65%)
Consumer Discretionary Distribution & Retail – (7.80%)
Amazon.com, Inc. *	379,710	68,492,090
JD.com, Inc., Class A, ADR (China)	237,150	6,495,538
Naspers Ltd. - N (South Africa)	93,460	16,567,932
		91,555,560
Consumer Services – (3.85%)
MGM Resorts International *	957,140	45,186,579
Total Consumer Discretionary		136,742,139
FINANCIALS – (47.12%)
Banks – (18.16%)
Danske Bank A/S (Denmark)	670,880	20,047,269
DBS Group Holdings Ltd. (Singapore)	1,071,600	28,594,518
JPMorgan Chase & Co.	166,372	33,324,312
U.S. Bancorp	1,146,230	51,236,481
Wells Fargo & Co.	1,379,862	79,976,801
		213,179,381
Financial Services – (22.21%)
Capital Markets – (4.69%)
Bank of New York Mellon Corp.	955,003	55,027,273
Consumer Finance – (6.82%)
Capital One Financial Corp.	537,773	80,069,022
Financial Services – (10.70%)
Berkshire Hathaway Inc., Class A *	198	125,619,120
		260,715,415
Insurance – (6.75%)
Life & Health Insurance – (1.20%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,326,500	14,046,535
Property & Casualty Insurance – (5.55%)
Markel Group Inc. *	42,857	65,206,068
		79,252,603
Total Financials		553,147,399
HEALTH CARE – (12.34%)
Health Care Equipment & Services – (9.26%)
Cigna Group	118,030	42,867,316
Humana Inc.	137,560	47,694,803
Quest Diagnostics Inc.	136,120	18,118,933
		108,681,052
Pharmaceuticals, Biotechnology & Life Sciences – (3.08%)
Viatris Inc.	3,029,340	36,170,320
Total Health Care		144,851,372
INDUSTRIALS – (2.88%)
Capital Goods – (2.16%)
AGCO Corp.	80,700	9,927,714
Owens Corning	92,280	15,392,304
		25,320,018
Transportation – (0.72%)
DiDi Global Inc., Class A, ADS (China) *	2,199,482	8,424,016
Total Industrials		33,744,034
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.64%)
Semiconductors & Semiconductor Equipment – (6.15%)
Applied Materials, Inc.	233,660	$48,187,702
Intel Corp.	542,430	23,959,133
		72,146,835
Technology Hardware & Equipment – (1.49%)
Samsung Electronics Co., Ltd. (South Korea)	291,070	17,469,605
Total Information Technology		89,616,440
MATERIALS – (2.14%)
Teck Resources Ltd., Class B (Canada)	549,270	25,145,581
Total Materials		25,145,581
TOTAL COMMON STOCK – (Identified cost $620,726,287)		1,167,646,701

	Principal	Value
SHORT-TERM INVESTMENTS – (0.95%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (d)	$5,414,000	$5,414,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (e)	5,760,000	5,760,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $11,174,000)		11,174,000
Total Investments – (100.43%) – (Identified cost $631,900,287)		1,178,820,701
Liabilities Less Other Assets – (0.43%)		(4,990,435)
Net Assets – (100.00%)		$1,173,830,266

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $428,697 or 0.04% of the Fund's net assets as of March 31, 2024.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 03/28/24, repurchase value of $5,417,188 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 6.00%, 02/01/50-02/01/54, total market value $5,522,280).
(e)
Dated 03/28/24, repurchase value of $5,763,392 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value
$5,875,200).

Please refer to “Notes to Schedule of Investments” on page 2 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

CLIPPER FUNDSM
Notes to Schedule of Investments
March 31, 2024 (Unaudited)
Security Valuation - The Fund's Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund's investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
March 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$183,971,039	$–	$428,697	$184,399,736
Consumer Discretionary	136,742,139	–	–	136,742,139
Financials	553,147,399	–	–	553,147,399
Health Care	144,851,372	–	–	144,851,372
Industrials	33,744,034	–	–	33,744,034
Information Technology	89,616,440	–	–	89,616,440
Materials	25,145,581	–	–	25,145,581
Short-Term Investments	–	11,174,000	–	11,174,000
Total Investments	$1,167,218,004	$11,174,000	$428,697	$1,178,820,701
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2024 was $0. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2024
Investments in Securities:
Common Stock	$428,697	$–	$–	$–	$–	$–	$–	$428,697
Total Level 3	$428,697	$–	$–	$–	$–	$–	$–	$428,697

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
March 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at March 31, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$428,697	Discounted Cash Flow	Annualized Yield	6.507%	Decrease
Total Level 3	$428,697
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At March 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$637,108,857

Unrealized appreciation	590,615,763
Unrealized depreciation	(48,903,919)
Net unrealized appreciation	$541,711,844